Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (614)	$ (2,913)	$ (8,443)	$ (1,014)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	91	79	302	66
Provision for credit losses	(36)	(432)	(1,016)	669
Allowance for inventory obsolescence	(13)	693	617	(1,639)
Noncash business combination expense			3,514
Pension contributions	(150)	(150)	(530)	(569)
Pension expense	77	66	(75)	(400)
Foreign exchange (gain) loss	(1,899)	689	376	(584)
Noncash lease expense	422	375	1,590	1,423
Noncash interest expense		7	28	19
Change in manufacturing warranty obligation estimate			(626)
Deferred and other noncash income tax (income) expense	(166)	4	(304)	58
Changes in operating assets and liabilities:
Accounts receivable	(489)	705	1,853	(514)
Inventories	(1,468)	(1,332)	(3,259)	518
Due from related parties	(108)	1,522	1,018	(969)
Due to related parties	(584)	(649)	3,337	2,471
Other assets	(872)	(398)	(229)	(1,805)
Operating lease liabilities	(425)	(518)	(1,782)	(1,448)
Accounts payable	1,508	36	2,920	38
Employee compensation	1,388	(160)	(551)	(151)
Other liabilities		189	970	(96)
Deferred revenue	1,411	209	(90)	4,059
Manufacturing warranty obligation	50	71	163	160
Advance payments from customers	(1,136)	2,229	4,338	2,083
Accrued expense and other current liabilities	1,003	(797)	1,071	3,126
Net cash used in operating activities	(2,010)	(475)	5,192	5,501
Cash flows from investing activities:
Purchases of property and equipment	(235)	(15)	(202)	(145)
Net cash used in investing activities	(235)	(15)	(202)	(145)
Cash flows from financing activities:
Proceeds from issuance of convertible debt, net of issuance costs	2,509
Proceeds from reverse recapitalization			899
Payments on related party notes payable	(735)	(1,936)	(5,844)	(4,053)
Net cash provided by (used in) financing activities	1,774	(1,936)	(4,945)	(4,053)
Effect of currency translation on cash and cash equivalents	(5)	13	5	(61)
Net increase in cash, and cash equivalents, and restricted cash	(476)	(2,413)	50	1,242
Cash, and cash equivalents - beginning of period	3,225	3,175	3,175	1,933
Total cash, and cash equivalents, and restricted cash - end of year			3,225	3,175
Cash, and cash equivalents - end of period	2,749	762	3,225	3,175
Restricted cash - end of year
Supplemental disclosure of cash flow information:
Interest paid	135	113	665	258
Income tax paid				210
Supplemental disclosure of non-cash investing and financing activity:
Accrued liability related to asset acquisition				533
Accounts payable settled upon reverse recapitalization	$ 710		$ 1,439